Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2013	$930,011	$(120,010)	$810,001
Transfer from Advances for vessel acquisitions and vessels under construction	82,593	—	82,593
Depreciation expense	—	(37,394)	(37,394)
Balance, December 31, 2013	$1,012,604	$(157,404)	$855,200
Transfer from Advances for vessel acquisitions and vessels under construction	148,307	—	148,307
Depreciation expense	—	(43,084)	(43,084)
Balance, December 31, 2014	$1,160,911	$(200,488)	$960,423